Subsequent events (Details Textual) - ₨ / shares	Jun. 03, 2021	Oct. 27, 2020	Jan. 26, 2020	Oct. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of share		₨ 5.00	₨ 3,031.00	₨ 5.00
Nonadjustong Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	43,083
Exercise price of share	₨ 5
Nonadjustong Events after reporting period [Member] | DRL 2002 Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	(34,610)
Exercise price of share	₨ 5
Nonadjustong Events after reporting period [Member] | DRL 2007 Plans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	8,473
Exercise price of share	₨ 5